Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable
Related party receivables	$ 25,640	$ 16,022	$ 4,837
Third-party receivables	3,885	1,527	1,928
Revenue receivable
Accounts Receivable
Related party receivables	25,591	13,601	4,554
Third-party receivables	3,011	1,153	1,291
Transaction purchase price settlement
Accounts Receivable
Related party receivables		2,381	0
Third-party receivables		0	0
Joint interest billings
Accounts Receivable
Related party receivables		20	283
Third-party receivables		83	557
Other
Accounts Receivable
Related party receivables	14	20	0
Third-party receivables	$ 34	$ 291	$ 80